AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 100.4%
Consumer Discretionary - 14.6%
Alibaba Group Holding, Ltd. (China)*	89,200	$2,178,510
China Tourism Group Duty Free Corp., Ltd., Class A (China)	158,200	5,916,949
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	259,600	1,910,599
JS Global Lifestyle Co., Ltd. (Hong Kong)[1]	1,500,000	3,782,230
Midea Group Co., Ltd., Class A (China)	437,196	4,312,608
Pinduoduo, Inc., ADR (China)*	38,700	3,545,307

Total Consumer Discretionary		21,646,203
Consumer Staples - 13.7%
Chongqing Fuling Zhacai Group Co., Ltd., Class A (China)	717,270	3,376,913
Kweichow Moutai Co., Ltd., Class A (China)	20,300	5,287,328
Luzhou Laojiao Co., Ltd., Class A (China)	189,000	5,028,155
Wuliangye Yibin Co., Ltd., Class A (China)	193,000	6,623,105

Total Consumer Staples		20,315,501
Health Care - 21.3%
Aier Eye Hospital Group Co., Ltd., Class A (China)	328,682	3,001,232
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	364,000	7,477,872
Innovent Biologics, Inc. (China)*,1	300,000	3,071,779
Jinxin Fertility Group, Ltd. (China)[1]	1,454,400	2,733,386
JW Cayman Therapeutics Co., Ltd. (China)*,1	746,000	1,969,856
WuXi AppTec Co., Ltd., Class A (China)	365,703	8,528,671
Wuxi Biologics Cayman, Inc. (China)*,1	321,700	4,913,729

Total Health Care		31,696,525
Industrials - 37.3%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	1,014,203
Country Garden Services Holdings Co., Ltd. (China)	200,000	1,623,978
Estun Automation Co., Ltd., Class A (China)*	1,443,567	8,746,850
Guangzhou GRG Metrology & Test Co., Ltd., Class A (China)	719,956	4,048,856
Sany Heavy Industry Co., Ltd., Class A (China)	1,013,600	3,911,641
	Shares	Value

Shenzhen Inovance Technology Co., Ltd., Class A (China)	804,954	$9,737,182
Sungrow Power Supply Co., Ltd., Class A (China)	596,014	15,560,829
Xinyi Glass Holdings, Ltd. (Hong Kong)	1,500,000	5,606,041
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (China)	1,599,885	5,312,985

Total Industrials		55,562,565
Information Technology - 7.0%
Hangzhou First Applied Material Co., Ltd., Class A (China)	198,200	4,122,878
LONGi Green Energy Technology Co., Ltd., Class A (China)	209,280	2,797,448
Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	299,996	3,542,324

Total Information Technology		10,462,650
Materials - 4.5%
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	920,341	6,689,157
Utilities - 2.0%
China Gas Holdings, Ltd. (Hong Kong)	972,600	2,994,431

Total Common Stocks (Cost $160,079,537)		149,367,032
Short-Term Investments - 0.3%
Other Investment Companies - 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	160,970	160,970
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	160,951	160,951
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	165,847	165,847

Total Short-Term Investments (Cost $487,768)		487,768
Total Investments - 100.7% (Cost $160,567,305)		149,854,800
Other Assets, less Liabilities - (0.7)%		(995,269)
Net Assets - 100.0%		$148,859,531

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $16,470,980 or 11.1% of net assets.
[2]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	—	$55,562,565	—	$55,562,565
Health Care	—	31,696,525	—	31,696,525
Consumer Discretionary	$3,545,307	18,100,896	—	21,646,203
Consumer Staples	—	20,315,501	—	20,315,501
Information Technology	—	10,462,650	—	10,462,650
Materials	—	6,689,157	—	6,689,157
Utilities	—	2,994,431	—	2,994,431
Short-Term Investments
Other Investment Companies	487,768	—	—	487,768
Total Investments in Securities	$4,033,075	$145,821,725	—	$149,854,800

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2021, was as follows:
Country	% of Long-Term Investments
China	91.7
Hong Kong	8.3
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.